Notes to the statement of financial position - Trade payables, other financial liabilities narrative (Details) $ in Millions														5 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Nov. 07, 2017 EUR (€)	Aug. 10, 2017 KRW (₩) plant	May 05, 2017 EUR (€)	May 04, 2017	Jan. 23, 2017 EUR (€)	Jan. 23, 2017 USD ($)	Sep. 30, 2016 EUR (€)	Jul. 15, 2016 EUR (€)	Jul. 15, 2016 USD ($)	Jan. 29, 2016 EUR (€)	Jan. 29, 2016 USD ($)	Dec. 30, 2015 EUR (€)	Dec. 30, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Nov. 07, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Nov. 06, 2017	Sep. 29, 2016	Jul. 25, 2014 EUR (€)	Jul. 25, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt repayment																	€ 26,572,000	€ 47,357,000	€ 56,825,000
Capitalized transaction costs amortized and recognized as finance cost																	€ 21,725,000	€ 31,022,000	37,858,000
Credit Facility Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity																						€ 665,000,000
EURIBOR and LIBOR floor							0.75%									0.00%	0.00%	0.75%			1.00%	1.00%	1.00%
Debt repayment					€ 11,000,000	$ 9.0		€ 20,000,000	$ 22.0	€ 20,000,000	$ 22.0	€ 25,000,000	$ 27.0
Reduction to interest							1.00%
Expected reduction to annual cost of debt	€ 800,000		€ 4,700,000				€ 6,200,000								€ 800,000
Transaction costs incurred														€ 19,277,000
Transaction costs incurred and capitalized							€ 1,878,000								€ 2,916,000
Capitalized transaction costs amortized and recognized as finance cost								€ 712,000		€ 389,000							€ 3,110,000	€ 2,547,000	€ 712,000
Credit Facility Term Loan | Debt Issuance Costs
Disclosure of detailed information about borrowings [line items]
Deferred transaction costs																€ 11,959,000	€ 11,959,000	€ 12,522,000
Credit Facility Term Loan | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																2.50%	2.50%	3.00%
Credit Facility Term Loan | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							3.00%														3.75%	3.75%	3.75%
Credit Facility Term Loan | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																						4.00%	4.00%
Credit Facility Term Loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount required to be repaid per annum (at least)																1.00%	1.00%	1.00%				1.00%	1.00%
Interest rate							3.75%														4.75%
US Denominated Credit Facility Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount | $																							$ 358.0
EURIBOR and LIBOR floor			0.00%	0.75%
Reduction to interest			50.00%
Capitalized transaction costs amortized and recognized as finance cost																	€ 4,123,000
US Denominated Credit Facility Term Loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate			2.50%	3.00%
EUR Denominated Credit Facility Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount																						€ 399,000,000
EURIBOR and LIBOR floor	0.00%		0.00%	0.75%											0.00%					0.00%
Reduction to interest	25.00%		100.00%
EUR Denominated Credit Facility Term Loan | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.75%	3.00%
EUR Denominated Credit Facility Term Loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%		2.75%	3.75%											2.50%					2.75%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			€ 175,000,000																			€ 115,000,000
Transaction costs incurred and capitalized														€ 2,752,000		€ 1,952,000
Unused capacity, commitment fee percentage			35.00%	40.00%
Capitalized transaction costs amortized and recognized as finance cost																	624,000	€ 551,000
Unamortized transaction costs																2,751,000	2,751,000	1,422,000
Revolving Credit Facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																						2.50%	2.50%
Revolving Credit Facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																						3.00%	3.00%
Local bank loans
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | ₩		₩ 24,000,000,000
Borrowings, term		3 years
Non-current portion of non-current borrowings																€ 10,418,000	€ 10,418,000	€ 0
Local bank loans | Korea
Disclosure of detailed information about borrowings [line items]
Number of plants consolidated | plant		2